LEASES - Lease Future Payments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2021	$ 68
2022	53
2023	45
2024	35
2025	34
Thereafter	121
Total	356
Less: Imputed interest	77
Present value of remaining lease payments	279	$ 293	$ 302
Less: Current portion	52	53
Non-current portion	$ 227	$ 240